INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
(USD in thousands)	September 30,	December 31,
	2 0 2 2	2 0 2 1

Raw materials	28	31
Finished goods	38	43
	66	74

	December 31,	Period from March 22, (Inception) to December 31,
	2021	2020

Raw materials	32	-
Finished goods	42	-
	74	-